Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
Numerator:
Net income (loss)	$(149,498)	$(251,993)	$236,506
Net income attributable to noncontrolling interest	(1,639)	(3,687)	(3,974)

Net income (loss) attributable to Intelsat S.A.	(151,137)	(255,680)	232,532
Less: Preferred Shares dividends declared	—	(10,196)	(9,917)

Net income (loss) attributable to common shareholders	$(151,137)	$(265,876)	$222,615
Numerator for Basic EPS—income (loss) available to common shareholders	$(151,137)	$(265,876)	$222,615
Dilutive effect of Preferred shares	—	—	9,917
Numerator for Diluted EPS	$(151,137)	$(265,876)	$232,532
Denominator:
Basic weighted average shares outstanding (in millions)	83.0	98.5	106.5
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	—	—	9.6
Employee compensation related shares including options and restricted stock units (in millions)	—	—	0.6

Diluted weighted average shares outstanding (in millions)	83.0	98.5	116.7

Basic net income (loss) per common share attributable to Intelsat S.A.	$(1.82)	$(2.70)	$2.09

Diluted net income (loss) per common share attributable to Intelsat S.A.	$(1.82)	$(2.70)	$1.99